UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         05-09-11
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:  $   89,733
                                         -----------
                                         (thousands)

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                      SEC
                                 March 31, 2011

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hthwy CL B           COM              084670207  14424   172474   SH       Sole                   172474
CARDINAL BANKSHARES CORP       COM              141478107   1076   128910   SH       Sole                   128910
EVEREST RE GROUP LTD           COM              g3223r108   4409    50000   SH       Sole                    50000
Expeditors Intl Wash           COM              302130109   2876    57345   SH       Sole                    57345
FREEPORT MCMORAN COPPER & GOLD COM              35671d857    278     5000   SH       Sole                     5000
Goldman Sachs Group            COM              38141g104   1646    10380   SH       Sole                    10380
HOWARD HUGHES CORP             COM              44267d107   4415    62500   SH       Sole                    62500
Homefed                        COM              43739d307   3103   114927   SH       Sole                   114927
Imperial Metals Corp           COM              452892102   3800   166100   SH       Sole                   166100
JC Penney                      COM              708160106   6626   184515   SH       Sole                   184515
Johnson & Johnson              COM              478160104   3177    53628   SH       Sole                    53628
Leucadia                       COM              527288104   7146   190350   SH       Sole                   190350
McDonalds                      COM              580135101   8411   110540   SH       Sole                   110540
Metro Bancorp                  COM              59161r101   2456   198896   SH       Sole                   198896
PEOPLES BANCORP OF N C INC     COM              710577107    121    18082   SH       Sole                    18082
Republic First Bancorp         COM              760416107   6632  2377177   SH       Sole                  2377177
Ritchie Bros.                  COM              767744105   3224   114530   SH       Sole                   114530
Target                         COM              87612e106   1873    37460   SH       Sole                    37460
WR Berkley                     COM              084423102   9134   283575   SH       Sole                   283575
Walgreen                       COM              931422109   4698   117050   SH       Sole                   117050
Wells Fargo                    COM              949749610    206     6500   SH       Sole                     6500
REPORT SUMMARY                 21 DATA RECORDS             89733            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED